Share Capital And Equity Compensation - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands			9 Months Ended	12 Months Ended
	Jan. 22, 2021 USD ($) shares	Jan. 04, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019	Jan. 31, 2021 $ / shares	Apr. 01, 2020 shares
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares				258	258	224	224
Weighted average share price at the time of exercise of options | $ / shares					$ 20.00		$ 12.57
Equity compensation expense				$ 5,393		$ 6,626
Accrued Liabilities				$ 1,658	$ 1,658
Number of Options, Exercised | shares				612		1,233
Share issuance costs				$ 22,609		$ 3,224
Underwritten Public Offer [Member]
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares	18,182
Number Of Shares Exercised Fully By Underwriters | shares	2,273
Price Per Share Issued | $ / shares									$ 22.00
Consideration paid (received)	$ 400,000
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				256		810
Fair value of shares granted				$ 3,547	3,547	$ 2,247	$ 2,247
Unrecognized compensation cost related to unvested share based compensation arrangements				1,140		667
Fair value of share units recorded as a share-based payments expense				2,821		4,669
Fair value of share units recorded as a share-based payments expense included in payables pending issuance				$ 1,374		$ 1,658
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				24		121
Fair value of shares granted				$ 377	$ 377	$ 468	$ 468
Cashless Exercise Provision Stock Option Plan
Disclosure Of Equity Compensation [Line Items]
Number of Options, Exercised | shares				310		481
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		162	162	162		0
Unrecognized compensation cost related to unvested share based compensation arrangements				$ 2,282		$ 1,613
Equity compensation expense				$ 2,572		$ 1,957
Stock Issued During Period, Shares, Conversion of Units | shares				417
Conversion ratio				1.91
Performance Share Units | Later than one year and not later than three years [member]
Disclosure Of Equity Compensation [Line Items]
percentage of Performance Share Units earned by shareholder return relative to the return of the peer companies				20.00%	20.00%
Performance Share Units | Later Than Three Year [Member]
Disclosure Of Equity Compensation [Line Items]
percentage of Performance Share Units earned by shareholder return relative to the return of the peer companies				40.00%	40.00%
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Maximum percentage of outstanding common shares reserved for issuance						10.00%		16.00%
Common shares issued | shares										14,401